Acquisitions - Century consideration paid (Details) $ / shares in Units, $ in Millions					2 Months Ended		12 Months Ended
		Feb. 22, 2023 ZAR (R) $ / shares shares	Feb. 21, 2023 ZAR (R) shares	Feb. 21, 2023 AUD ($) $ / shares shares	Feb. 20, 2023 ZAR (R) shares	Feb. 20, 2023 ZAR (R) $ / shares shares	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Nov. 01, 2023 ZAR (R)	Feb. 22, 2023 AUD ($)
Disclosure of detailed information about business combination [line items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	[1]						R (582,000,000)	R (1,467,000,000)	R 828,000,000
Century
Disclosure of detailed information about business combination [line items]
Consideration paid for investment in associate			R 373,000,000	$ 30.0
Consideration per share (in AUD per share) | $ / shares				$ 1.1
Number of shares acquired (in shares) | shares			27,245,481	27,245,481
Percentage of voting equity interests acquired			20.69%
Proportion of ownership interest in associate			40.58%	40.58%
Century
Disclosure of detailed information about business combination [line items]
Fair value of original investment in Century					R 357,000,000	R 357,000,000
Proportion of ownership interest in entity					19.89%
Shares held in entity (in shares) | shares					26,184,675	26,184,675
Consideration per share (in AUD per share) | $ / shares						R 1.1
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax					R 99,000,000
Century
Disclosure of detailed information about business combination [line items]
Total fair value of previously held interest			R 730,000,000
Cash consideration		R 194,000,000					194,000,000				$ 15.7
Total consideration		R 924,000,000
Consideration per share (in AUD per share) | $ / shares		R 1.1		$ 1.10
Number of shares acquired (in shares) | shares		14,257,682
Percentage of voting equity interests acquired		9.57%									9.57%
Proportion of ownership interest in subsidiary		50.15%
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Total fair value of previously held interest										R 2,354,000,000
Cash consideration							R 0			1
Total consideration										R 3,787,000,000
Percentage of voting equity interests acquired							100.00%

[1]	These gains and losses will never be reclassified to profit or loss